RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel compensation
	For the years ended November 30,

	2018	2017	2016
	$	$	$
Consulting and directors fees	407,525	379,890	180,000
Share-based compensation	-	576,000	-
Interest expense	18,537	9,147	13,906

	426,062	965,037	193,906